Intangible assets, net	12 Months Ended
Dec. 31, 2025
Intangible assets, net
Intangible assets, net

Note 7 — Intangible assets, net

Intangible assets, net, consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Software purchased	5,606,954	5,606,954	801,440
Copyrights purchased	11,528,300	20,207,547	2,888,402
Subtotal	17,135,254	25,814,501	3,689,842
Less: accumulated amortization	(191,438)	(1,771,321)	(253,187)
Intangible assets, net	16,943,816	24,043,180	3,436,655

Copyrights purchased represent the copyright certificate applied for vocational education. The amortization expenses were RMB24,936, RMB159,112 and RMB1,579,883 (US$225,823) for the years ended December 31, 2023, 2024 and 2025, respectively.

Note 7 — Intangible assets, net (continued)

The following is a schedule, by fiscal years, of amortization amount of intangible assets as of December 31, 2025:

	Intangible assets
	RMB	US$
2026	2,582,399	369,120
2027	2,581,608	369,007
2028	2,580,501	368,849
2029	2,580,501	368,849
2030 and thereafter	13,718,171	1,960,830
Total	24,043,180	3,436,655